681 P-4

                        SUPPLEMENT DATED AUGUST 16, 2006
                    TO THE PROSPECTUS DATED DECEMBER 1, 2005
                                       OF
              FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND
                             AS SUPPLEMENTED TO DATE


Effective August 16, 2006, Franklin International Smaller Companies Growth Fund (the "Fund") is open to new investors and additional investments from existing shareholders. This Supplement supersedes the Supplement dated July 14, 2006, which closed the Fund to new investments. The Fund reserves the right to modify this policy at any time.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.